Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Typically, we grant equity awards to our named executive officers during the first or second quarter of the fiscal year in connection with annual performance reviews. Although the timing of equity award grants may change from year to year, we do not grant any form of equity-based compensation in anticipation of the release of material, non-public information (“MNPI”). We do not take MNPI into account when determining the timing and terms of equity-based awards, nor do we time the disclosure of MNPI for the purpose of affecting the value of executive compensation. Additionally, we did not grant any stock options to our employees in fiscal 2026.

Award Timing Method
Typically, we grant equity awards to our named executive officers during the first or second quarter of the fiscal year in connection with annual performance reviews. Although the timing of equity award grants may change from year to year, we do not grant any form of equity-based compensation in anticipation of the release of material, non-public information (“MNPI”). We do not take MNPI into account when determining the timing and terms of equity-based awards, nor do we time the disclosure of MNPI for the purpose of affecting the value of executive compensation. Additionally, we did not grant any stock options to our employees in fiscal 2026.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false